Calvert Social Investment Fund, ABCY | Calvert Balanced Portfolio
CALVERT BALANCED PORTFOLIO Class (Ticker):A (CSIFX)B (CSLBX)C (CSGCX)Y (CBAYX)
INVESTMENT OBJECTIVE
The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 94 and “Reduced Sales Charges” on page 98 of this Prospectus, and under “Method of Distribution” on page 46 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Social Investment Fund, ABCY Calvert Balanced Portfolio	Class A		Class B		Class C		Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%		none		none		none
Maximum Deferred Sales Charge (as a percentage)	none	[1]	5.00%	[2]	1.00%	[2]	none
[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	The contingent deferred sales charge decreases over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Social Investment Fund, ABCY Calvert Balanced Portfolio		Class A	Class B	Class C	Class Y
Management Fees (as a percentage of Assets)		0.68%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) Fees		0.24%	1.00%	1.00%	none
Other Expenses (as a percentage of Assets):		0.25%	0.64%	0.27%	2.64%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.18%	2.33%	1.96%	3.33%
Fee Waiver or Reimbursement	[1]	none	none	none	(2.36%)
Net Expenses (as a percentage of Assets)		1.18%	2.33%	1.96%	0.97%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.955% through January 31, 2016. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2025. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Trustees of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

The contingent deferred sales charge decreases over time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Calvert Social Investment Fund, ABCY Calvert Balanced Portfolio (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	590	832	1,093	1,839
Class B	736	1,127	1,445	2,378
Class C	299	615	1,057	2,285
Class Y	99	736	1,399	3,174

Expense Example, No Redemption Calvert Social Investment Fund, ABCY Calvert Balanced Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	236	727	1,245	2,378
Class C	199	615	1,057	2,285

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)), and other asset-backed securities (“ABS”). The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in repurchase agreements and unrated debt securities.
An investment grade debt security is rated BBB- or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated debt security determined by the Advisor to be of comparable credit quality.
The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets based on its view of economic and market factors and events. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.
The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund and hedge interest rate risk.
Incidental to its main investment strategy, the Fund may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.
Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. There is a risk that the Advisor may allocate assets to an asset class that underperforms other asset classes.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Bond Market Risk. The market prices of bonds held by the Fund may fall.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.
Mortgage-Backed Securities Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.
Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.
Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Advisor. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.
Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.
Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Repurchase Agreement Risk. A repurchase agreement exposes the fixed-income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market benchmark, a composite benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class Y shares prior to April 30, 2013 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	11.47%
Worst Quarter (of periods shown)	12/31/08	-18.24%

Average Annual Total Returns (as of 12/31/14) (with maximum sales charge deducted)
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns Calvert Social Investment Fund, ABCY Calvert Balanced Portfolio		1 Year	5 Years	10 Years
Class A		4.54%	9.24%	4.89%
Class A After Taxes on Distributions		3.64%	8.18%	4.09%
Class A After Taxes on Distributions and Sales		2.65%	7.06%	3.73%
Class B		3.53%	9.01%	4.33%
Class C		7.91%	9.42%	4.48%
Class Y		9.97%	10.38%	5.44%
Russell 1000 Index		13.24%	15.64%	7.96%
Balanced Composite Benchmark	[1]	11.14%	12.25%	7.60%
Lipper Mixed-Asset Target Allocation Growth Funds Avg.		6.18%	9.69%	5.90%
[1]	The Fund also shows the Balanced Composite Benchmark (60% Russell 1000 Index; 40% Barclays U.S. Credit Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

Calvert Social Investment Fund, ABCY | Calvert Bond Portfolio
CALVERT BOND PORTFOLIO Class (Ticker):A (CSIBX)B (CBDBX)C (CSBCX)Y (CSIYX)
INVESTMENT OBJECTIVE
The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other debt securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 52 and “Reduced Sales Charges” on page 56 of this Prospectus, and under “Method of Distribution” on page 46 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Social Investment Fund, ABCY Calvert Bond Portfolio	Class A		Class B		Class C		Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		none		none		none
Maximum Deferred Sales Charge (as a percentage)	none	[1]	4.00%	[2]	1.00%	[2]	none
[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	The contingent deferred sales charge decreases over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Social Investment Fund, ABCY Calvert Bond Portfolio	Class A	Class B	Class C	Class Y
Management Fees (as a percentage of Assets)	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.20%	1.00%	1.00%	none
Other Expenses (as a percentage of Assets):	0.27%	1.25%	0.27%	0.20%
Expenses (as a percentage of Assets)	1.12%	2.90%	1.92%	0.85%

The contingent deferred sales charge decreases over time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year; and

•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Calvert Social Investment Fund, ABCY Calvert Bond Portfolio (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	485	718	969	1,687
Class B	693	1,098	1,528	2,401
Class C	295	603	1,037	2,243
Class Y	87	271	471	1,049

Expense Example, No Redemption Calvert Social Investment Fund, ABCY Calvert Bond Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	293	898	1,528	2,401
Class C	195	603	1,037	2,243

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 187% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. Bonds include debt securities of any maturity. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. At least 80% of the Fund’s net assets will be invested in investment grade debt securities. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Rating Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.
The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, taxable municipal securities, leveraged loans, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.
The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.
The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including distressed securities that are in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.
The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
The Fund uses an active trading strategy, seeking relative value to earn incremental income. The Fund’s investment process is enhanced by the Advisor’s integrated investment research, which seeks to add value by complementing traditional fundamental security analysis with the Advisor’s proprietary assessment of critical environmental, social and governance (“ESG”) issues. The Fund seeks to apply ESG integration across sectors and holdings as part of its risk and opportunity assessment.
The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund and hedge interest rate risk.
Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than on a diversified fund.
Bond Market Risk. The market prices of bonds held by the Fund may fall.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.
Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Defaulted Bonds Risk. For bonds in default (those rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve their original value.
Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Advisor. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.
Taxable Municipal Bond Risk. Taxable municipal bonds are subject to credit risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or industrial development bonds.
Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.
Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.
Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.
ESG Strategy Risk. The ESG strategies used by an investment manager may fail to produce the intended result. In addition, information used to evaluate the ESG performance of issuers and industries may not be readily available, complete, or accurate, which could negatively impact both the investment manager's application of ESG standards and Fund performance.
Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	5.58%
Worst Quarter (of periods shown)	12/31/08	-3.66%

Average Annual Total Returns (as of 12-31-14) (with maximum sales charge deducted, if any)
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns Calvert Social Investment Fund, ABCY Calvert Bond Portfolio	1 Year	5 Years	10 Years
Class A	2.15%	3.72%	3.92%
Class A After Taxes on Distributions	1.11%	2.49%	2.46%
Class A After Taxes on Distributions and Sales	1.21%	2.39%	2.50%
Class B	0.94%	3.41%	3.26%
Class C	4.29%	3.69%	3.48%
Class Y	6.35%	4.82%	4.49%
Barclays U.S. Credit Index	7.53%	6.25%	5.46%
Lipper Corporate Debt Funds A Rated Avg	7.66%	5.75%	4.75%

Calvert Social Investment Fund, ABCY | Calvert Equity Portfolio
CALVERT EQUITY PORTFOLIO Class (Ticker):A (CSIEX)B (CSEBX)C (CSECX)Y (CIEYX)
INVESTMENT OBJECTIVE
The Fund seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 94 and “Reduced Sales Charges” on page 98 of this Prospectus, and under “Method of Distribution” on page 46 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Social Investment Fund, ABCY Calvert Equity Portfolio	Class A		Class B		Class C		Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%		none		none		none
Maximum Deferred Sales Charge (as a percentage)	none	[1]	5.00%	[2]	1.00%	[2]	none
[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	The contingent deferred sales charge decreases over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Social Investment Fund, ABCY Calvert Equity Portfolio	Class A	Class B	Class C	Class Y
Management Fees (as a percentage of Assets)	0.69%	0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses (as a percentage of Assets):	0.21%	0.40%	0.19%	0.14%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)	1.17%	2.11%	1.90%	0.85%

The contingent deferred sales charge decreases over time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year; and

•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Calvert Social Investment Fund, ABCY Calvert Equity Portfolio (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	589	829	1,088	1,828
Class B	714	1,061	1,334	2,201
Class C	293	597	1,026	2,222
Class Y	87	271	471	1,049

Expense Example, No Redemption Calvert Social Investment Fund, ABCY Calvert Equity Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	214	661	1,134	2,201
Class C	193	597	1,026	2,222

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor’s (“S&P”) 500 Index at the time of investment. As of December 31, 2014, the market capitalization of the S&P 500 Index companies ranged from $2.9 billion to $647.4 billion with a weighted average level of $132.0 billion.
The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.
The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.
Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	17.97%
Worst Quarter (of periods shown)	12/31/08	-24.39%

Average Annual Total Returns (as of 12/31/14) (with maximum sales charge deducted, if any)
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns Calvert Social Investment Fund, ABCY Calvert Equity Portfolio	1 Year	5 Years	10 Years
Class A	5.78%	12.80%	7.08%
Class A After Taxes on Distributions	3.39%	11.90%	6.33%
Class A After Taxes on Distributions and Sales	5.11%	10.24%	5.70%
Class B	4.95%	12.76%	6.66%
Class C	9.20%	13.08%	6.79%
Class Y	11.36%	14.30%	7.83%
S&P 500 Index	13.69%	15.45%	7.67%
Lipper Large-Cap Growth Funds Avg	10.49%	14.10%	7.61%

Calvert Social Investment Fund, ABCY | Calvert Large Cap Core Portfolio
CALVERT LARGE CAP CORE PORTFOLIO Class (Ticker):A (CMIFX)B (CDXBX)C (CMICX)Y (CLYCX)
INVESTMENT OBJECTIVE
The Fund seeks to provide a total return which exceeds the total return of the Russell 1000 Index over a market cycle.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 94 and “Reduced Sales Charges” on page 98 of this Prospectus, and under “Method of Distribution” on page 46 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Social Investment Fund, ABCY Calvert Large Cap Core Portfolio	Class A		Class B		Class C		Class Y
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.75%		none		none		none
Maximum Deferred Sales Charge (as a percentage)	none	[1]	5.00%	[2]	1.00%	[2]	none
[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	The contingent deferred sales charge decreases over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Social Investment Fund, ABCY Calvert Large Cap Core Portfolio		Class A	Class B	Class C	Class Y
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses (as a percentage of Assets):		0.30%	1.57%	0.34%	2.21%
Expenses (as a percentage of Assets)		1.30%	3.32%	2.09%	2.96%
Fee Waiver or Reimbursement	[1]	none	none	none	(1.89%)
Net Expenses (as a percentage of Assets)		1.30%	3.32%	2.09%	1.07%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class Y to 1.07% through January 31, 2016. Only the Board of Trustees of the Portfolio may terminate the Portfolio’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

The contingent deferred sales charge decreases over time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Calvert Social Investment Fund, ABCY Calvert Large Cap Core Portfolio (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	601	868	1,154	1,968
Class B	835	1,421	1,931	3,149
Class C	312	655	1,124	2,421
Class Y	109	737	1,391	3,145

Expense Example, No Redemption Calvert Social Investment Fund, ABCY Calvert Large Cap Core Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	335	1,021	1,731	3,149
Class C	212	655	1,124	2,421

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund employs an active investment strategy and invests primarily in the common stocks of U.S. large-cap companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility investment factors. The Fund’s investment process seeks to add value by using the Advisor’s fundamental, quantitative, and macro-economic research and analyses while integrating the Advisor’s proprietary views on material environmental, social and governance (“ESG”) information as part of its risk and opportunity assessment. The portfolio construction process seeks to maximize the benefit of these insights while managing the Fund’s risk profile relative to its benchmark, the Russell 1000 Index, and minimizing transaction costs. The Fund may sell a security when it no longer appears attractive under this process.
The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in the equity securities (common stock) of large capitalization companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.
The Fund defines large-cap companies as those whose market capitalization falls within the range of the Russell 1000 Index at the time of investment. As of December 31, 2014, the market capitalization of the Russell 1000 Index ranged from $275.0 million to $647.4 billion with a weighted average level of $117.0 billion. Although primarily investing in large-cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities.
Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
ESG Strategy Risk. The ESG strategies used by an investment manager may fail to produce the intended result. In addition, information used to evaluate the ESG performance of issuers and industries may not be readily available, complete, or accurate, which could negatively impact both the investment manager's application of ESG standards and Fund performance.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
Performance results for Class Y shares prior to April 30, 2013 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	17.31%
Worst Quarter (of periods shown)	12/31/08	-23.84%
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as of 12/31/14) (with maximum sales charge deducted, if any)
Average Annual Total Returns Calvert Social Investment Fund, ABCY Calvert Large Cap Core Portfolio	1 Year	5 Years	10 Years
Class A	6.48%	12.63%	5.31%
Class A After Taxes on Distributions	4.67%	11.79%	4.66%
Class A After Taxes on Distributions and Sales	4.62%	10.08%	4.25%
Class B	5.17%	12.03%	4.53%
Class C	9.89%	12.76%	4.91%
Class Y	11.96%	13.79%	5.84%
Russell 1000 Index	13.24%	15.64%	7.96%
Lipper Large-Cap Core Funds Avg	11.32%	13.90%	7.05%

Calvert Social Investment Fund, Institutional | Calvert Balanced Portfolio
CALVERT BALANCED PORTFOLIO Class (Ticker):I (CBAIX)
INVESTMENT OBJECTIVE
The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)
Shareholder Fee, Other Calvert Social Investment Fund, Institutional Calvert Balanced Portfolio Class I	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert Social Investment Fund, Institutional Calvert Balanced Portfolio Class I
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.67%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year; and

•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Social Investment Fund, Institutional Calvert Balanced Portfolio Class I	6,845	21,437	37,320	83,451

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 124% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)), and other asset-backed securities (“ABS”). The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in repurchase agreements and unrated debt securities.
An investment grade debt security is rated BBB- or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated debt security determined by the Advisor to be of comparable credit quality.
The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets based on its view of economic and market factors and events. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.
The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund and hedge interest rate risk.
Incidental to its main investment strategy, the Fund may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.
Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. There is a risk that the Advisor may allocate assets to an asset class that underperforms other asset classes.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Bond Market Risk. The market prices of bonds held by the Fund may fall.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.
Mortgage-Backed Securities Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.
Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.
Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Advisor. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.
Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.
Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Repurchase Agreement Risk. A repurchase agreement exposes the fixed-income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market benchmark, a composite benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	11.60%
Worst Quarter (of periods shown)	12/31/08	-18.11%

Average Annual Total Returns (as of 12/31/14)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns Calvert Social Investment Fund, Institutional Calvert Balanced Portfolio		1 Year	5 Years	10 Years
Class I		10.34%	10.88%	5.99%
Class I After Taxes on Distributions		9.16%	9.67%	5.07%
Class I After Taxes on Distributions and Sales		5.93%	8.35%	4.60%
Russell 1000 Index		13.24%	15.64%	7.96%
Balanced Composite Benchmark	[1]	11.14%	12.25%	7.60%
Lipper Mixed-Asset Target Allocation Growth Funds Avg.		6.18%	9.69%	5.90%
[1]	The Fund also shows the Balanced Composite Benchmark (60% Russell 1000 Index; 40% Barclays U.S. Credit Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

Calvert Social Investment Fund, Institutional | Calvert Bond Portfolio
CALVERT BOND PORTFOLIO Class (Ticker):I (CBDIX)
INVESTMENT OBJECTIVE
The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other debt securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)
Shareholder Fee, Other Calvert Social Investment Fund, Institutional Calvert Bond Portfolio Class I	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert Social Investment Fund, Institutional Calvert Bond Portfolio Class I
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.50%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year; and

•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Social Investment Fund, Institutional Calvert Bond Portfolio Class I	5,113	16,038	27,969	62,823

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 187% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund uses an active trading strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. Bonds include debt securities of any maturity. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. At least 80% of the Fund’s net assets will be invested in investment grade debt securities. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.
The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises ("GSEs") such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund also may invest in trust preferred securities, taxable municipal securities, leveraged loans, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.
The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.
The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including distressed securities that are in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.
The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
The Fund uses an active trading strategy, seeking relative value to earn incremental income. The Fund’s investment process is enhanced by the Advisor’s integrated investment research, which seeks to add value by complementing traditional fundamental security analysis with the Advisor’s proprietary assessment of critical environmental, social and governance (“ESG”) issues. The Fund seeks to apply ESG integration across sectors and holdings as part of its risk and opportunity assessment.
The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund and hedge interest rate risk.
Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-Diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than on a diversified fund.
Bond Market Risk. The market prices of bonds held by the Fund may fall.
Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.
Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.
Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.
Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.
Management Risk. The individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve their original value.
Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Advisor. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.
Taxable Municipal Bond Risk. Taxable municipal bonds are subject to credit risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or industrial development bonds.
Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.
Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.
Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.
Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.
ESG Strategy Risk. The ESG strategies used by an investment manager may fail to produce the intended result. In addition, information used to evaluate the ESG performance of issuers and industries may not be readily available, complete, or accurate, which could negatively impact both the investment manager's application of ESG standards and Fund performance.
Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	5.73%
Worst Quarter (of periods shown)	12/31/08	-3.55%

Average Annual Total Returns (as of 12-31-14)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns Calvert Social Investment Fund, Institutional Calvert Bond Portfolio	1 Year	5 Years	10 Years
Class I	6.73%	5.15%	4.94%
Class I After Taxes on Distributions	5.36%	3.65%	3.23%
Class I After Taxes on Distributions and Sales	3.80%	3.39%	3.20%
Barclays U.S. Credit Index	7.53%	6.25%	5.46%
Lipper Corporate Debt Funds A Rated Avg	7.66%	5.75%	4.75%

Calvert Social Investment Fund, Institutional | Calvert Equity Portfolio
CALVERT EQUITY PORTFOLIO Class (Ticker):I (CEYIX)
INVESTMENT OBJECTIVE
The Fund seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)
Shareholder Fee, Other Calvert Social Investment Fund, Institutional Calvert Equity Portfolio Class I	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert Social Investment Fund, Institutional Calvert Equity Portfolio Class I
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.05%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.66%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year; and

•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Social Investment Fund, Institutional Calvert Equity Portfolio Class I	6,743	21,120	36,772	82,248

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor’s (“S&P”) 500 Index at the time of investment. As of December 31, 2014, the market capitalization of the S&P 500 Index companies ranged from $2.9 billion to $647.4 billion with a weighted average level of $132.0 billion.
The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.
The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.
Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	18.18%
Worst Quarter (of periods shown)	12/31/08	-24.28%

Average Annual Total Returns (as of 12/31/14)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns Calvert Social Investment Fund, Institutional Calvert Equity Portfolio	1 Year	5 Years	10 Years
Class I	11.57%	14.51%	8.19%
Class I After Taxes on Distributions	9.11%	13.63%	7.46%
Class I After Taxes on Distributions and Sales	8.31%	11.67%	6.64%
S&P 500 Index	13.69%	15.45%	7.67%
Lipper Large-Cap Growth Funds Avg	10.49%	14.10%	7.61%

Calvert Social Investment Fund, Institutional | Calvert Large Cap Core Portfolio
CALVERT LARGE CAP CORE PORTFOLIO Class (Ticker):I (CMIIX)
INVESTMENT OBJECTIVE
The Fund seeks to provide a total return which exceeds the total return of the Russell 1000 Index over a market cycle.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)
Shareholder Fee, Other Calvert Social Investment Fund, Institutional Calvert Large Cap Core Portfolio Class I	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Calvert Social Investment Fund, Institutional Calvert Large Cap Core Portfolio Class I
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.81%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year; and

•	the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Social Investment Fund, Institutional Calvert Large Cap Core Portfolio Class I	8,270	25,863	44,962	100,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund employs an active investment strategy and invests primarily in the common stocks of U.S. large-cap companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility investment factors. The Fund’s investment process seeks to add value by using the Advisor’s fundamental, quantitative, and macro-economic research and analyses while integrating the Advisor’s proprietary views on material environmental, social and governance (“ESG”) information as part of its risk and opportunity assessment. The portfolio construction process seeks to maximize the benefit of these insights while managing the Fund’s risk profile relative to its benchmark, the Russell 1000 Index, and minimizing transaction costs. The Fund may sell a security when it no longer appears attractive under this process.
The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in the equity securities (common stock) of large capitalization companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.
The Fund defines large-cap companies as those whose market capitalization falls within the range of the Russell 1000 Index at the time of investment. As of December 31, 2014, the market capitalization of the Russell 1000 Index ranged from $275.0 million to $647.4 billion with a weighted average level of $117.0 billion. Although primarily investing in large-cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities.
Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
ESG Strategy Risk. The ESG strategies used by an investment manager may fail to produce the intended result. In addition, information used to evaluate the ESG performance of issuers and industries may not be readily available, complete, or accurate, which could negatively impact both the investment manager's application of ESG standards and Fund performance.
Sustainable and Socially Responsible Investing Risk. The application of the Fund's sustainability and socially responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
No shareholders held Class I shares for the period from January 18, 2002 through April 29, 2005. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.

Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	17.40%
Worst Quarter (of periods shown)	12/31/08	-23.72%

Average Annual Total Returns (as of 12/31/14)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns Calvert Social Investment Fund, Institutional Calvert Large Cap Core Portfolio	1 Year	5 Years	10 Years
Class I	12.35%	14.33%	6.32%
Class I After Taxes on Distributions	10.33%	13.40%	5.62%
Class I After Taxes on Distributions and Sales	7.96%	11.50%	5.09%
Russell 1000 Index	13.24%	15.64%	7.96%
Lipper Large-Cap Core Funds Avg	11.32%	13.90%	7.05%

Calvert Social Investment Fund, AC | Calvert Conservative Allocation Fund
CALVERT CONSERVATIVE ALLOCATION FUND Class (Ticker):A (CCLAX)C (CALCX)
INVESTMENT OBJECTIVE
The Fund seeks current income and capital appreciation, consistent with the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 94 and “Reduced Sales Charges” on page 98 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Social Investment Fund, AC Calvert Conservative Allocation Fund	Class A		Class C
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.75%		none
Maximum Deferred Sales Charge (as a percentage)	none	[1]	1.00%	[2]
[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	The contingent deferred sales charge decreases over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Social Investment Fund, AC Calvert Conservative Allocation Fund		Class A	Class C
Management Fees (as a percentage of Assets)		0.15%	0.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):		0.28%	0.25%
Acquired Fund Fees and Expenses		0.61%	0.61%
Expenses (as a percentage of Assets)		1.29%	2.01%
Fee Waiver or Reimbursement	[1]	(0.24%)	none
Net Expenses (as a percentage of Assets)		1.05%	2.01%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2016. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

The contingent deferred sales charge decreases over time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same;

•	any Calvert expense limitation is in effect for the period indicated in the fee table above; and

•	the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.
Although your actual costs may be higher or lower, under these assumptions your costs would be

Expense Example Calvert Social Investment Fund, AC Calvert Conservative Allocation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	577	842	1,127	1,938
Class C	304	630	1,083	2,338

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Calvert Social Investment Fund, AC Calvert Conservative Allocation Fund Class C	204	630	1,083	2,338

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in a portfolio of underlying Calvert fixed-income and equity funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund may also invest in cash and short-term money market instruments.
The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor.
The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

45% to 75% of Fund’s net assets	In funds that invest primarily in fixed-income securities (Calvert Bond Portfolio, Calvert Green Bond Fund and Calvert Government Fund*)
15% to 45% of Fund’s net assets
In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

0% to 20% of Fund’s net assets	In cash and short-term money market instruments.
* Effective April 30, 2015, it is anticipated that Calvert Government Fund will no longer serve as an underlying fixed-income option on the Fund’s investment platform. The Board of Trustees for Calvert Government Fund has approved a plan of reorganization, subject to a number of closing conditions, whereby Calvert Government Fund will merge into Calvert Short Duration Income Fund on April 30, 2015, and thereafter will no longer exist.
In addition, the Fund may invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.
For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income funds.
The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.
The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.
Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Energy Solutions Fund, Calvert Global Water Fund, Calvert Emerging Markets Equity Fund, Calvert Green Bond Fund and Calvert Government Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Energy Solutions Fund seeks to invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of water-related companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. Calvert Emerging Markets Equity Fund seeks to invest in emerging market companies whose products/services or industrial/business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets. Calvert Green Bond Fund seeks to invest primarily in issuers focused on providing solutions to climate change and other environmental challenges. Lastly, Calvert Government Fund avoids investing in tobacco companies and employs fundamental security analysis that incorporates the Advisor’s proprietary assessment of critical environmental, social and governance (“ESG”) issues.
Each underlying fund (other than Calvert Global Water Fund, Calvert Emerging Markets Equity Fund, Calvert Green Bond Fund and Calvert Government Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund and Calvert Emerging Markets Equity Fund each have sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest. Calvert Green Bond Fund has “green” investment criteria to identify securities focused on environmental sustainability challenges. Calvert Government Fund does not have sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest, but the Fund does seek to avoid investing in tobacco companies.
Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund and Calvert Emerging Markets Equity Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.
Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.
High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.
Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.
Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
ESG Strategy Risk. The ESG strategies used by an investment manager may fail to produce the intended result. In addition, information used to evaluate the ESG performance of issuers and industries may not be readily available, complete, or accurate, which could negatively impact both the investment manager's application of ESG standards and Fund performance.
Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.
Stock Market Risk. The market prices of stocks held by the underlying funds may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.
Bond Market Risk. The market prices of bonds held by the underlying funds may fall.
Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market benchmark, a composite benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	9.08%
Worst Quarter (of periods shown)	12/31/08	-9.39%

Average Annual Total Returns (as of 12/31/14) (with maximum sales charge deducted, if any)
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

Average Annual Total Returns Calvert Social Investment Fund, AC Calvert Conservative Allocation Fund	1 Year		5 Years		Since Inception		Inception Date
Class A	1.12%		6.72%		4.99%		Apr. 29, 2005
Class A After Taxes on Distributions	(0.58%)		5.44%		3.75%		Apr. 29, 2005
Class A After Taxes on Distributions and Sales	1.37%		4.97%		3.58%		Apr. 29, 2005
Class C	4.12%		6.63%		4.27%		Apr. 29, 2005
Barclays U.S. Credit Index	7.53%		6.25%		5.62%		Apr. 29, 2005
Conservative Allocation Composite Benchmark	7.01%	[1]	8.01%	[1]	6.46%	[1]	Apr. 29, 2005
Lipper Mixed-Asset Target Allocation Conservative Funds Avg	4.31%		6.37%		4.80%		Apr. 29, 2005
[1]	The Fund also shows the Conservative Allocation Composite Benchmark (22% Russell 3000 Index; 8% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 60% Barclays U.S. Credit Index; 10% Barclays 3-month T-Bill Bellwether Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

Calvert Social Investment Fund, AC | Calvert Moderate Allocation Fund
CALVERT MODERATE ALLOCATION FUND Class (Ticker):A (CMAAX)C (CMACX)
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 94 and “Reduced Sales Charges” on page 98 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Social Investment Fund, AC Calvert Moderate Allocation Fund	Class A		Class C
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.75%		none
Maximum Deferred Sales Charge (as a percentage)	none	[1]	1.00%	[2]
[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	The contingent deferred sales charge decreases over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Social Investment Fund, AC Calvert Moderate Allocation Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses (as a percentage of Assets):	0.24%	0.23%
Acquired Fund Fees and Expenses	0.74%	0.74%
Expenses (as a percentage of Assets)	1.38%	2.12%

The contingent deferred sales charge decreases over time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Calvert Social Investment Fund, AC Calvert Moderate Allocation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	609	891	1,194	2,054
Class C	315	664	1,139	2,452

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Calvert Social Investment Fund, AC Calvert Moderate Allocation Fund Class C	215	664	1,139	2,452

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in a portfolio of underlying Calvert fixed-income and equity funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund may also invest in cash and short-term money market instruments.
The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor.
The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

50% to 80% of Fund’s net assets
In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

20% to 50% of Fund’s net assets	In funds that invest primarily in fixed-income securities (Calvert Bond Portfolio, Calvert Green Bond Fund and Calvert Government Fund*)
0% to 20% of Fund’s net assets	In cash and short-term money market instruments.
* Effective April 30, 2015, it is anticipated that Calvert Government Fund will no longer serve as an underlying fixed-income option on the Fund’s investment platform. The Board of Trustees for Calvert Government Fund has approved a plan of reorganization, subject to a number of closing conditions, whereby Calvert Government Fund will merge into Calvert Short Duration Income Fund on April 30, 2015, and thereafter will no longer exist.
In addition, the Fund may invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.
For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income funds.
The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.
The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.
Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Energy Solutions Fund, Calvert Global Water Fund, Calvert Emerging Markets Equity Fund, Calvert Green Bond Fund and Calvert Government Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Energy Solutions Fund seeks to invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of water-related companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. Calvert Emerging Markets Equity Fund seeks to invest in emerging market companies whose products/services or industrial/business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets. Calvert Green Bond Fund seeks to invest primarily in issuers focused on providing solutions to climate change and other environmental challenges. Lastly, Calvert Government Fund avoids investing in tobacco companies and employs fundamental security analysis that incorporates the Advisor’s proprietary assessment of critical environmental, social and governance (“ESG”) issues.
Each underlying fund (other than Calvert Global Water Fund, Calvert Emerging Markets Equity Fund, Calvert Green Bond Fund and Calvert Government Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund and Calvert Emerging Markets Equity Fund each have sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest. Calvert Green Bond Fund has “green” investment criteria to identify securities focused on environmental sustainability challenges. Calvert Government Fund does not have sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest, but the Fund does seek to avoid investing in tobacco companies.
Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund and Calvert Emerging Markets Equity Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.
Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.
High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.
Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.
Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
ESG Strategy Risk. The ESG strategies used by an investment manager may fail to produce the intended result. In addition, information used to evaluate the ESG performance of issuers and industries may not be readily available, complete, or accurate, which could negatively impact both the investment manager's application of ESG standards and Fund performance.
Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.
Stock Market Risk. The market prices of stocks held by the underlying funds may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.
Bond Market Risk. The market prices of bonds held by the underlying funds may fall.
Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market benchmark, a composite benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	13.24%
Worst Quarter (of periods shown)	12/31/08	-16.48%

Average Annual Total Returns (as of 12/31/14) (with maximum sales charge deducted, if any)
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

Average Annual Total Returns Calvert Social Investment Fund, AC Calvert Moderate Allocation Fund	1 Year		5 Years		Since Inception		Inception Date
Class A	0.99%		8.23%		5.03%		Apr. 29, 2005
Class A After Taxes on Distributions	(0.57%)		7.50%		4.34%		Apr. 29, 2005
Class A After Taxes on Distributions and Sales	1.46%		6.40%		3.88%		Apr. 29, 2005
Class C	4.21%		8.48%		4.72%		Apr. 29, 2005
Russell 3000 Index	12.56%		15.63%		8.71%		Apr. 29, 2005
Moderate Allocation Composite Benchmark	7.41%	[1]	10.74%	[1]	7.62%	[1]	Apr. 29, 2005
Lipper Mixed-Asset Target Allocation Conservative Funds Avg	6.18%		9.69%		6.41%		Apr. 29, 2005
[1]	The Fund also shows the Moderate Allocation Composite Benchmark (47% Russell 3000 Index; 18% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 30% Barclays U.S. Credit Index; 5% Barclays 3-month T-Bill Bellwether Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

Calvert Social Investment Fund, AC | Calvert Aggressive Allocation Fund
CALVERT AGGRESSIVE ALLOCATION FUND Class (Ticker):A (CAAAX)C (CAACX)
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 94 and “Reduced Sales Charges” on page 98 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Calvert Social Investment Fund, AC Calvert Aggressive Allocation Fund	Class A		Class C
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.75%		none
Maximum Deferred Sales Charge (as a percentage)	none	[1]	1.00%	[2]
[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by the Fund’s distributor are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	The contingent deferred sales charge decreases over time.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert Social Investment Fund, AC Calvert Aggressive Allocation Fund		Class A	Class C
Management Fees (as a percentage of Assets)		0.15%	0.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):		0.36%	0.38%
Acquired Fund Fees and Expenses		0.83%	0.83%
Expenses (as a percentage of Assets)		1.59%	2.36%
Fee Waiver or Reimbursement	[1]	(0.33%)	none
Net Expenses (as a percentage of Assets)		1.26%	2.36%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2016. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.43% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

The contingent deferred sales charge decreases over time.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same;

•	any Calvert expense limitation is in effect for the period indicated in the fee table above; and

•	the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example Calvert Social Investment Fund, AC Calvert Aggressive Allocation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	597	922	1,270	2,248
Class C	339	736	1,260	2,696

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Calvert Social Investment Fund, AC Calvert Aggressive Allocation Fund Class C	239	736	1,260	2,696

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing primarily in a portfolio of underlying Calvert fixed-income and equity funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund may also invest in cash and short-term money market instruments.
The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor.
The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

70% to 100% of Fund’s net assets
In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Global Energy Solutions Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

0% to 30% of Fund’s net assets	In funds that invest primarily in fixed-income securities (Calvert Bond Portfolio, Calvert Green Bond Fund and Calvert Government Fund*)
0% to 10% of Fund’s net assets	In cash and short-term money market instruments
* Effective April 30, 2015, it is anticipated that Calvert Government Fund will no longer serve as an underlying fixed-income option on the Fund’s investment platform. The Board of Trustees for Calvert Government Fund has approved a plan of reorganization, subject to a number of closing conditions, whereby Calvert Government Fund will merge into Calvert Short Duration Income Fund on April 30, 2015, and thereafter will no longer exist.
In addition, the Fund may invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.
For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income funds.
The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.
The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.
Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Energy Solutions Fund, Calvert Global Water Fund, Calvert Emerging Markets Equity Fund, Calvert Green Bond Fund and Calvert Government Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Energy Solutions Fund seeks to invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of water-related companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. Calvert Emerging Markets Equity Fund seeks to invest in emerging market companies whose products/services or industrial/business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets. Calvert Green Bond Fund seeks to invest primarily in issuers focused on providing solutions to climate change and other environmental challenges. Lastly, Calvert Government Fund avoids investing in tobacco companies and employs fundamental security analysis that incorporates the Advisor’s proprietary assessment of critical environmental, social and governance (“ESG”) issues.
Each underlying fund (other than Calvert Global Water Fund, Calvert Emerging Markets Equity Fund, Calvert Green Bond Fund and Calvert Government Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund and Calvert Emerging Markets Equity Fund each have sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest. Calvert Green Bond Fund has “green” investment criteria to identify securities focused on environmental sustainability challenges. Calvert Government Fund does not have sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest, but the Fund does seek to avoid investing in tobacco companies.
Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund and Calvert Emerging Markets Equity Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.
Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.
High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.
Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.
Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.
ESG Strategy Risk. The ESG strategies used by an investment manager may fail to produce the intended result. In addition, information used to evaluate the ESG performance of issuers and industries may not be readily available, complete, or accurate, which could negatively impact both the investment manager's application of ESG standards and Fund performance.
Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.
Stock Market Risk. The market prices of stocks held by the underlying funds may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.
Bond Market Risk. The market prices of bonds held by the underlying funds may fall.
Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.
Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market benchmark, a composite benchmark and a peer average. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.
The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	16.87%
Worst Quarter (of periods shown)	12/31/08	-21.79%

Average Annual Total Returns (as of 12/31/14) (with maximum sales charge deducted, if any)
The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

Average Annual Total Returns Calvert Social Investment Fund, AC Calvert Aggressive Allocation Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	0.80%	9.76%	5.01%	Jun. 30, 2005
Class A After Taxes on Distributions	(1.08%)	9.18%	4.51%	Jun. 30, 2005
Class A After Taxes on Distributions and Sales	1.62%	7.74%	3.97%	Jun. 30, 2005
Class C	3.66%	9.50%	4.23%	Jun. 30, 2005
Russell 3000 Index	12.56%	15.63%	8.37%	Jun. 30, 2005
Aggressive Allocation Composite Benchmark	7.56%	12.52%	7.94%	Jun. 30, 2005
Lipper Mixed-Asset Target Allocation Conservative Funds Avg	9.98%	13.91%	7.53%	Jun. 30, 2005